Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies:

Nature of Operations and Customer Concentration

HopFed Bancorp, Inc. (the “Corporation”) is a bank holding company which incorporated in the state of Delaware and headquartered in Hopkinsville, Kentucky. The Corporation’s principal business activities are conducted through its wholly-owned subsidiary, Heritage Bank USA, Inc. (the “Bank”), a Kentucky state chartered commercial bank engaged in the business of accepting deposits and providing mortgage, consumer, construction and commercial loans to the general public through its retail banking offices. The Bank’s business activities are primarily limited to western Kentucky and middle and western Tennessee. The Bank is subject to competition from other financial institutions. Deposits at the Bank are insured up to the applicable limits by the Federal Deposit Insurance Corporation (FDIC).

The Bank is a Kentucky commercial chartered bank and is supervised by the Kentucky Department of Financial Institutions (“KDFI”) and the FDIC. Supervision of the Corporation is conducted by the Federal Reserve Bank of Saint Louis (“FED”).

The Bank owns JBMM, LLC, a wholly owned limited liability company which owns and manages the Bank’s foreclosed assets. The Bank owns Heritage Interim Corporation, a Tennessee corporation established to facilitate the acquisition of a bank in Tennessee. The proposed acquisition was terminated in August of 2013. The Bank owns Heritage USA Title, LLC, which sells title insurance to the Bank’s real estate loan customers.

The Bank owns Fort Webb LP, LLC, which owns a limited partnership interest in Fort Webb Elderly Housing LP, LLC, a low income senior citizen housing facility in Bowling Green, Kentucky. The facility offers apartments for rent for those senior citizens who qualify and is managed by the Bowling Green, Kentucky Housing Authority.

A substantial portion of the Bank’s loans are secured by real estate in the western Kentucky and middle and west Tennessee markets. In addition, foreclosed real estate is located in this same market. Accordingly, the ultimate ability to collect on a substantial portion of the Bank’s loan portfolio and the recovery of a substantial portion of the carrying amount of foreclosed real estate is susceptible to changes in local market conditions.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation, the Bank and its subsidiaries (collectively the “Company”) for all periods. Significant inter-company balances and transactions have been eliminated in consolidation.

Accounting

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and conform to general practices in the banking industry. U.S. GAAP is generally defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), as amended by Accounting Standards Updates (“ASUs”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) are also sources of authoritative U.S. GAAP for SEC registrants.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity (VIE) under U.S. GAAP. Voting interest entities in which the total equity investment is a risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decision about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The subsidiaries, HopFed Capital Trust I and Fort Webb LP, LLC are VIEs for which the Company is not the primary beneficiary. Accordingly, these accounts are not included in the Company’s consolidated financial statements.

Subsequent Events

The Company has evaluated subsequent events for potential impact and disclosure through the issue date of these consolidated financial statements.

Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheets and revenues and expenses for each year. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowances for loan losses and foreclosed real estate, management obtains independent appraisals for significant collateral.

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand, amounts due on demand from commercial banks, interest-bearing deposits in other financial institutions and federal funds sold with maturities of three months or less. The Company is required to maintain reserve funds in either cash on hand or on deposit with the Federal Reserve Bank. At December 31, 2017, the Company’s reserve requirement was met with available cash on hand.

Securities

The Company reports debt, readily-marketable equity, mortgage-backed and mortgage related securities in one of the following categories: (i) “trading” (held for current resale) which are to be reported at fair value, with unrealized gains and losses included in earnings; and (ii) “available for sale” (all other debt, equity, mortgage-backed and mortgage related securities) which are to be reported at fair value, with unrealized gains and losses reported net of tax as a separate component of stockholders’ equity. At the time of new security purchases, a determination is made as to the appropriate classification. Realized and unrealized gains and losses on trading securities are included in net income. Unrealized gains and losses on securities available for sale are recognized as direct increases or decreases in stockholders’ equity, net of any tax effect. Cost of securities sold is recognized using the specific identification method. Interest income on securities is recognized as earned. The Company purchases many agency bonds at either a premium or discount to its par value. Premiums and discounts on agency bonds are amortized using the net interest method. For callable bonds purchased at a premium, the premium is amortized to the first call date. If the bond is not called on that date, the premium is fully amortized and the Company recognizes an increase in the net yield of the investment. For agency bonds purchased at a discount, the discount is accreted to the final maturity date. For callable bonds purchased at discount and called before maturity, the Company recognizes a gain on the sale of securities. The Company amortizes premiums and accretes discounts on mortgage back securities and collateralized mortgage obligations based on the securities three-month average prepayment speed. Gains and losses on sales are recorded on the trade date.

Other Than Temporary Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic conditions warrant such evaluation. A decline in the fair value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount to fair value. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss. If a credit loss is identified, management then considers whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. If management concludes that it is not more-likely-than-not that it will be required to sell the security, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity. If the security is determined to be other-than-temporarily impaired, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established.

Other Securities

Other securities which are not actively traded and may be restricted, such as Federal Home Loan Bank (FHLB) stock are recognized at cost. FHLB stock is periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans Receivable and Allowance for Loan Losses

Loans receivable are stated at unpaid principal balances, less the allowance for loan losses and deferred loan cost. ASC 310-20, Nonrefundable Fees and Other Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases, requires the recognition of loan origination fee income over the life of the loan and the recognition of certain direct loan origination costs over the life of the loan. Uncollectible interest on loans that are contractually past due is charged off, or an allowance is established based on management’s periodic evaluation. The Company charges off loans after, in management’s opinion, the collection of all or a large portion of the principal or interest is not probable. The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received while the loan is classified as non-accrual, when the loan is ninety days past due. Loans may be returned to accrual status when all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within an acceptable period of time, and there is a sustained period of repayment performance by the borrower in accordance with the contractual terms of interest and principal.

The Company provides an allowance for loan losses and includes a provision for loan losses determined by management. Subsequent recoveries, if any, are credited to the allowance. Management’s periodic evaluation of the adequacy of the allowance is based on the Company’s loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, and current economic conditions. The loss experience is determined by portfolio segment and is based on the actual losses experienced by the Company over the most recent three years.

Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments in accordance with the contractual terms of the loan agreement. Impaired loans and loans classified as Troubled Debt Restructurings (“TDRs”) may be classified as either substandard or doubtful and reserved for based on individual loans risk for loss. Loans not considered impaired may be classified as either special mention or watch and may have an allowance established for it. Typically, unimpaired classified loans exhibit some form of weakness in either industry trends, collateral, or cash flow that result in a default risk greater than that of the Company’s typical loan. All classified amounts include all unpaid interest and fees as well as the principal balance outstanding.

The measurement of impaired loans may be based on the present value of future cash flows discounted at the historical effective interest rate. However, the majority of the Company’s problem loans become collateral dependent at the time they are judged to be impaired. Therefore, the measurement of impairment requires the Company to obtain a new appraisal to obtain the fair value of the collateral. The appraised value is then discounted to an estimate of the Company’s net realizable value, reducing the appraised value. When the measured amount of an impaired loan is less than the recorded investment in the loan, the impairment is recorded as a charge to income and a valuation allowance, which is included as a component of the allowance for loan losses. For loans not individually evaluated, management considers the Company’s recent charge off history, the Company’s current past due and non-accrual trends, banking industry trends and both local and national economic conditions when making an estimate as to the amount to reserve for losses. Management believes it has established the allowance in accordance with U.S. GAAP and has taken into account the views of its regulators and the current economic environment.

If an asset or portion thereof is classified as a loss, we establish a specific reserve for such amount. If the Company determines that a loan relationship is collateral dependent, the Company will charge off the portion of that loan that is deemed to be impaired against the allowance for loan loss account. The Company defines collateral dependent as any loan in that the customer will be unable to reduce the principal balance of the loan without the complete or partial sale of the collateral. The Company will charge off a portion or all of a loan balance once it deems the collection of any remaining interest and principal due to be unlikely.

Loans Held For Sale

Mortgage loans originated and intended for sale are carried at the lower of cost or estimated fair value as determined on a loan-by-loan basis. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. Realized gains and losses are recognized when legal title to the loans has been transferred to the purchaser and sales proceeds have been received and are reflected in the accompanying consolidated statement of operations in gains on mortgage loans sold, net of related costs such as compensation expenses. The Company does not securitize mortgage loans.

Fixed Rate Mortgage Originations

The Company operates a mortgage division that originates mortgage loans in the name of assorted investors, including Federal Home Loan Mortgage Corporation (Freddie Mac). Originations for Freddie Mac are sold through the Bank while originations to other investors are processed for a fee. On a limited basis, loans sold to Freddie Mac may result in the Bank retaining loan servicing rights. In recent years, customers have chosen lower origination rates over having their loan locally serviced; thereby limiting the amount of new loans sold with servicing retained. At December 31, 2017, the Bank maintained a servicing portfolio of one to four family real estate loans of approximately $16.9 million.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure or repossession are initially recorded at fair value less selling cost when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated cost to sell. Costs of improving the assets are capitalized if the Company determines that it is likely to recover the cost. Other improvement cost and all cost relating to holding the property are expensed. Management conducts periodic valuations and any adjustments to value are recognized in the current period’s operations.

Repurchase Agreements

The Company sells investments from its portfolio to business and municipal customers with a written agreement to repurchase those investments on the next business day. The repurchase product gives business customers the opportunity to earn income on liquid cash reserves. These funds are overnight borrowings of the Company secured by Company assets and are not FDIC insured.

Treasury Stock

The Company may purchase its own common stock either in open market transactions or privately negotiated transactions. The value of the Company’s common stock held in treasury is listed at cost.

Unearned ESOP Shares

The Company offers an Employee Stock Ownership Plan (“ESOP”) to the employees of the Company. The unearned portion of common stock of the Company held in the ESOP Trust is recorded on the balance sheet at cost. Common stock is released from the ESOP Trust to the participants as the Bank makes payments on the loan to the Corporation on behalf of the ESOP Trust.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities, unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other-than-temporary impairment has been recognized in income, and unrealized appreciation (depreciation) on derivatives.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets have been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Revenue Recognition

Mortgage loans held for sale are generally delivered to secondary market investors under best efforts sales commitments entered into prior to the closing of the individual loan. Loan sales and related gains or losses are recognized at settlement. Loan fees earned for the servicing of secondary market loans are recognized as earned. Interest income on loans receivable is reported on the interest method. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired, placed in non-accrual status, or payments are past due more than 90 days. Interest is reversed on any loans classified as non-accrual or past due more than 90 days. Interest may continue to accrue on loans over 90 days past due if they are well secured and in the process of collection.

Income Taxes

Income taxes are accounted for through the use of the asset and liability method. Under the asset and liability method, deferred taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred taxes of a change in tax rates would be recognized in income in the period that includes the enactment date. Accordingly, deferred tax assets that will be realized after December 31, 2017 were revalued using the tax rates enacted as a result of the 2017 Tax Cuts and Jobs Act resulting in a revaluation charge of $980,000. The Company files its federal and Kentucky income tax returns as well as its Kentucky and Tennessee franchise and excise tax returns on a consolidated basis with its subsidiaries. All taxes are accrued on a separate entity basis.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being recognized on examination. For tax positions not meeting the “more likely than not test”, no benefit is recorded.

Operating Segments

The Company’s continuing operations include one primary segment, retail banking. The retail banking segment involves the origination of commercial, residential and consumer loans as well as the collections of deposits in eighteen branch offices.

Premises and Equipment

Land, land improvements, buildings, and furniture and equipment are carried at cost, less accumulated depreciation and amortization. Buildings and land improvements are depreciated generally by the straight-line method, and furniture and equipment are depreciated under various methods over the estimated useful lives of the assets. The Company capitalizes interest expense on construction in process at a rate equal to the Company’s cost of funds. The estimated useful lives used to compute depreciation are as follows:

Land improvements	5-15 years
Buildings	40 years
Furniture and equipment	5-15 years

Bank Owned Life Insurance

Bank owned life insurance policies (BOLI) are recorded at the cash surrender value or the amount to be realized upon current redemption. The realization of the redemption value is evaluated for each insuring entity that holds insurance contracts annually by management.

Advertising

The Company expenses the production cost of advertising as incurred.

Financial Instruments

The Company has entered into off-balance-sheet financial instruments consisting of commitments to extend credit and commercial letters of credit. Such financial instruments are recorded in the consolidated financial statements when they are funded or related fees are incurred or received.

Fair Values of Financial Instruments (ASC 825) requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. Accordingly, such estimates involve uncertainties and matters of judgment and therefore cannot be determined with precision. ASC 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following are the more significant methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments:

Cash and due from banks

The carrying amounts reported in the consolidated balance sheets for cash and due from banks approximate those assets’ fair values because they mature within 90 days or less and do not present credit risk concerns.

Interest-bearing deposits in banks

The carrying amounts reported in the consolidated balance sheets for interest bearing deposits in banks approximate those assets’ fair values because they are considered overnight deposits and may be withdrawn at any time without penalty and do not present credit risk concerns.

FHLB stock

The fair value of FHLB stock is recognized at cost.

Available-for-sale securities

Fair values for investment securities available-for-sale are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments provided by a third party pricing service. The Company reviews all securities in which the book value is greater than the market value for impairment that is other than temporary. For securities deemed to be other than temporarily impaired, the Company reduces the book value of the security to its market value by recognizing an impairment charge on its income statement.

Loans held for sale

Mortgage loans originated and intended to be sold are carried at the lower of cost or estimated fair value as determined on a loan by loan basis. Gains or losses are recognized at the time of ownership transfer. Net unrealized losses, if any, are recognized through a valuation allowance and charged to income.

Loans receivable

The fair values for of fixed-rate loans and variable rate loans that re-price on an infrequent basis is estimated using discounted cash flow analysis which considers future re-pricing dates and estimated repayment dates, and further using interest rates currently being offered for loans of similar type, terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The estimated fair value of variable-rate loans that re-price frequently and have no significant change in credit risk is approximately the carrying value of the loan.

Accrued interest receivable

Fair value is estimated to approximate the carrying amount because such amounts are expected to be received within 90 days or less and any credit concerns have been previously considered in the carrying value.

Deposits

The fair values disclosed for deposits with no stated maturity such as demand deposits, interest-bearing checking accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and other fixed maturity time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on such type accounts or similar accounts to a schedule of aggregated contractual maturities or similar maturities on such time deposits.

Repurchase agreements

Overnight repurchase agreements have a fair value at book, given that they mature overnight.

Advances from the Federal Home Loan Bank (FHLB)

The fair value of these advances is estimated by discounting the future cash flows of these advances using the current rates at which similar advances or similar financial instruments could be obtained.

Subordinated debentures

The book value of subordinated debentures is cost. The subordinated debentures re-price quarterly at a rate equal to three month libor plus 3.10%.

Dividend Restrictions

The Company is not permitted to pay a dividend to common shareholders if it fails to make a quarterly interest payment to the holders of the Company’s subordinated debentures. Furthermore, the Bank may be restricted in the payment of dividends to the Corporation by the KDFI or FDIC. Any restrictions imposed by either regulator would effectively limit the Company’s ability to pay a dividend to its common stockholders as discussed in Note 16. At December 31, 2017, there were no such restrictions. At December 31, 2017 and December 31, 2016, the Corporation had cash balances on hand to pay common dividends and repurchase treasury stock as outlined in Note 19 of approximately $860,000 and $1.1 million, respectively.

Earnings Per Share

Earnings per share (EPS) consists of two separate components, basic EPS and diluted EPS. Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding for each period presented. Diluted EPS is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding plus dilutive common stock equivalents (CSE). CSE consists of dilutive stock options granted through the Company’s stock option plan. Restricted stock awards represent future compensation expense and are dilutive. Anti-dilutive common stock equivalents are not included for the purposes of this calculation. At December 31, 2017 and December 31, 2016, the Company has no warrants or stock options outstanding.

Stock Compensation

Compensation cost is recognized for restricted stock awards issued to employees based on the fair value of these awards at the date of grant. The cost is recognized over the required service period, generally defined as the vesting period.

Effect of New Accounting Pronouncements

In May 2014, the FASB issued new guidance related to “Revenue from Contracts with Customers.” This guidance supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance throughout the ASC. The guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016; however, the FASB has agreed to a one-year deferral of the effective date to annual reporting periods beginning after December 15, 2017. The implementation of ASC Topic 605 is not expected to have a material impact on the Company’s Consolidated Financial Statements.

ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements and (vii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale. ASU 2016-01 will be effective on January 1, 2018, and is not expected to have a material effect on the Company’s Consolidated Financial Statements.

ASU 2016-02, “Leases (Topic 842).” ASU 2016-02 will, among other things, require lessees to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. ASU 2016-02 does not significantly change lease accounting requirements applicable to lessors; however, certain changes were made to align, where necessary, lessor accounting with the lessee accounting model and ASC Topic 606, “Revenue from Contracts with Customers.” ASU 2016-02 will be effective for us on January 1, 2019, and will require transition using a modified retrospective approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. We are currently evaluating the potential impact of ASU 2016-02 on the Company’s Consolidated Financial Statements.

ASU 2016-09, “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” Under ASU 2016-09 all excess tax benefits and tax deficiencies related to share-based payment awards should be recognized as income tax expense or benefit in the income statement during the period in which they occur. Previously, such amounts were recorded in the pool of excess tax benefits included in additional paid-in capital, if such pool was available. Because excess tax benefits are no longer recognized in additional paid-in capital, the assumed proceeds from applying the treasury stock method when computing earnings per share should exclude the amount of excess tax benefits that would have previously been recognized in additional paid-in capital. Additionally, excess tax benefits should be classified along with other income tax cash flows as an operating activity rather than a financing activity, as was previously the case. ASU 2016-09 also provides that an entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest (current GAAP) or account for forfeitures when they occur. ASU 2016-09 changes the threshold to qualify for equity classification (rather than as a liability) to permit withholding up to the maximum statutory tax rates (rather than the minimum as was previously the case) in the applicable jurisdictions. ASU 2016-09 was effective on January 1, 2017. The implementation of ASU 2016-09 did not have a material effect on the Company’s Consolidated Financial Statements.

On June 16, 2016, the FASB released its finalized ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments to U.S. GAAP require businesses and other organization to measure the expected credit losses on financial assets, such as loans, securities, bond insurance, and many receivables, the FASB said. The accounting changes apply to instruments recorded on balance sheets at their historical cost, although there are some limited changes to the accounting for debt instruments classified as available-for-sale. Write-downs will be based on historical information, current business conditions, and forecasts, and FASB expects the forecasts to improve the loss estimates on financial assets that are losing value. FASB also said the techniques that are employed today to write down loans and other instruments can still be used, although FASB expects the variables for calculating the losses to change. ASU 2016-13 will become effective on January 1, 2020. Companies are permitted to adopt ASU 2016-13 in fiscal years beginning after December 15, 2018. The Company is currently evaluating the potential impact of ASU 2016-13.

ASU 2016-15 “Statement of Cash Flows” (Topic 230) is intended to reduce the diversity in practice around how certain transactions are classified within the statement of cash flows. ASU 2016-15 is effective for public companies for annual periods beginning after December 15, 2017 including interim periods within those fiscal years. Early adoption is permitted with retrospective application. The application of ASU 2016-15 did not have a material impact on the Company’s Consolidated Financial Statements.

ASU 2017-08, “Receivables – Nonrefundable Fees and Other Cost” (Topic 310) – amends the amortization period for certain purchased callable debt securities held at a premium. Prior to the issuance of this guidance, premiums were amortized as an adjustment of yield over the contractual life of instrument. ASU 2017-08 premiums on purchased callable debt securities that have an explicit, non-contingent call features that are callable at fixed prices to be amortized to the earliest call date. There are no accounting changes for securities held at a discount. This ASU is effective for annual periods and interim periods within those annual periods beginning after December 15, 2018 and early adoption is permitted. The adoption of ASU 2017-08 is not expected to have a material impact on the Company’s Consolidated Financial Statements.

ASU 2017-09 “Compensation – Stock Compensation” (Topic 718) – clarifies when changes to the terms or conditions of a share-based payment must be accounted for as modifications. Under AUS 2017-09, an entity should account for changes to the terms or conditions of a share-based payment unless all of the following are met:

•	The fair value of the modified award is the same as the fair value of the original award immediately before modification,

•	The vesting conditions of the modified award is the same as the vesting conditions value of the original award immediately before modification, and

•	The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before modification.

ASU 2017-09 will be effective for the Company on January 1, 2018 and is not expected to have a material impact on our consolidated financial statements.

ASU 2017-12 “Derivatives and Hedging (Topic 815) amends the hedge accounting recognition and presentation requirements in ASC 815 to improve the transparency and understandability of information convey to financial statement users about an entity’s risk management activities to better align the entity’s financial reporting for hedging relationships with those risk management activities and to reduce the complexity of and simplify the application of hedge accounting. ASU 2017-12 will be effective for the Company on January 1, 2019 and is not expected to have a material impact on the Company’s Consolidated Financial Statements.

Other accounting standards that have been issued or proposed by the FASB or other standards bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Reclassifications

Certain items in prior financial statements have been reclassified to conform to the current presentation. Reclassifications had no effect on prior year’s net income or shareholders’ equity.